Schedule of expected useful lives for property, plant and equipment (Details)	12 Months Ended
Jun. 30, 2025
Machinery [member]
IfrsStatementLineItems [Line Items]
Expected useful lives	3 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Expected useful lives	3 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Expected useful lives	3 years
Renovation [Member]
IfrsStatementLineItems [Line Items]
Expected useful lives	5 years
Air Conditioner [Member]
IfrsStatementLineItems [Line Items]
Expected useful lives	3 years
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Expected useful lives	3 years
Software [Member]
IfrsStatementLineItems [Line Items]
Expected useful lives	3 years